Exhibit 99.3 Schedule 5

Loan Level Tape Compare Upload
Loans in Report	28

Marketing ID	Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Full Diligence ID
5	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
6	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
7	XX	XX	Combined LTV	56.9100	79.3686	XX
7	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
7	XX	XX	Original LTV	79.3686	56.9143	XX
9	XX	XX	Debt to Income Ratio (Back)	23.4700	13.7932	XX
15	XX	XX	Debt to Income Ratio (Back)	37.5300	28.0412	XX
17	XX	XX	Debt to Income Ratio (Back)	30.4200	26.7007	XX
18	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
18	XX	XX	Property Type	High Rise Condo (9+)	Low Rise Condo (1-4)	XX
103	XX	XX	Property Type	Detached PUD	4 Family	XX
107	XX	XX	Property Type	Detached PUD	Attached PUD	XX
109	XX	XX	Debt to Income Ratio (Back)	15.5390	42.3959	XX
109	XX	XX	Occupancy Type	Primary	Investor	XX
142	XX	XX	Property Type	SFR	Detached PUD	XX
482	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
482	XX	XX	Property Type	High Rise Condo (9+)	Low Rise Condo (1-4)	XX
517	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
543	XX	XX	Debt to Income Ratio (Back)	42.5440	46.956	XX
543	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
543	XX	XX	Property Type	High Rise Condo (9+)	Mid Rise Condo (5-8)	XX
633	XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	XX
641	XX	XX	Property Type	High Rise Condo (9+)	Low Rise Condo (1-4)	XX

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